UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curtis Brown & Co.
Address: 120 Montgomery Street
         Suite 1790
         San Francisco, CA  94104

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Curtis Brown
Title:     Sole Proprietor
Phone:     (415) 616-9612

Signature, Place, and Date of Signing:

     Curtis Brown     San Francisco, CA     August 09, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     146016495


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AHP                         C                   026609107   317250     5400          FD
AIV                         C                   03748R101   423850     9800          FD
AMAT                        C                   038222105  4246688    46860          FD
AMGN                        C                   031162100   470675     5700          FD
ARI                         C                   039793104   392450    15400          FD
ATML                        C                   049513104   649000    24600          FD
BAC                         C                   060505104   387602     9014          FD
BCE                         C                   05534B109   627188     5000          FD
BFO                         C                   08658U10    349020     5040          FD
BLS                         C                   079860102   307753     5300          FD
BMY                         C                   110122108  1801381    35066          FD
C                           C                   172967101  3095766    51382          FD
CMB                         C                   16161A108   985277    21390          FD
CPP                         C                   21922H103  3942619   226100          FD
CPQ                         C                   204493100  1981094    77500          FD
CSCO                        C                   17275R102 23172218   364558          FD
CY                          C                   232806109  4394000   104000          FD
DIS                         C                   254687106   279450     7200          FD
EMC                         C                   268648102   407769     5300          FD
EOP                         C                   294741103  1404227    50947          FD
EPG                         C                   283905107  5678767   111485          FD
FATB                        C                   311889109   259500    24000          FD
FLEX                        C                   Y2573F102  6176723    89925          FD
FNM                         C                   313586109  4691656    89900          FD
FON                         C                   852061100  2200650    43150          FD
GE                          C                   369604103  3586563    67671          FD
GSNX                        C                   367278108  2587100    65600          FD
GTE                         C                   362320103   826440    11640          FD
HAL                         C                   406216101  1925250    40800          FD
IBM                         C                   459200101   613550     5600          FD
IDTI                        C                   458118106  4179874    69810          FD
INTC                        C                   458140100 10232441    76540          FD
IRF                         C                   460254105   435578    11425          FD
JDSU                        C                   4418159AY   634139     5290          FD
KRI                         C                   499040103  3115192    58570          FD
LHP                         C                   511557100   580906    14500          FD
LLY                         C                   532457108   289638     2900          FD
LOW                         C                   548661107   923085    22480          FD
MIN                         C                   55273c107   494288    80700          FD
MRK                         C                   589331107  1030606    13450          FD
MSFT                        C                   594918104   316480     3956          FD
MUSE                        C                   595094103  1654844    10000          FD
NT                          C                   656568102   535763     7850          FD
NVLS                        C                   670008101   769250    13600          FD
ORCL                        C                   68389X105  3102243    36904          FD
PCL                         C                   729251108  1307800    50300          FD
PFE                         C                   717081103  1380000    28750          FD
PP                          C                   740706106  1161600    48400          FD
PRM                         C                   74157K101  3124713   137350          FD
PRSF                        C                   736126103   370094     6500          FD
Q                           C                   749121109  1401188    28200          FD
SBC                         C                   78387G103   640360    14806          FD
SCH                         C                   808518105 15365112   456955          FD
SUNW                        C                   866810104   682031     7500          FD
TXN                         C                   882508104   412125     6000          FD
WFC                         C                   949746101  2273850    58680          FD
WFT                         C                   947074100  1496950    37600          FD
WMB                         C                   969457100  5669500   136000          FD
WMT                         C                   931142103   744976    12928          FD
XLNX                        C                   983919101  2798869    33900          FD
XOM                         C                   30231G102   711524     9064          FD